Impairment of Assets and Assets Held for Sale (Details) ₨ in Millions, $ in Millions		12 Months Ended
	Apr. 30, 2021 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Purchase consideration of Assets and Assets Held for Sale [Line Items]
Impairment loss (in Rupees)		₨ 1,279	$ 15.6	₨ (80)	₨ 3,255
Percentage of ownership transferred		100.00%	100.00%
Equivalent percentage		85.00%				85.00%
153 MW [Member]
Purchase consideration of Assets and Assets Held for Sale [Line Items]
Ownership percentage	100.00%
Rooftop Subsidiaries [Member]
Purchase consideration of Assets and Assets Held for Sale [Line Items]
Ownership percentage		100.00%				100.00%
Rooftop Sale Agreement In Respect Of Forty Three Point Two M Ws Operating Capacity Of Restricted Groups [Member]
Purchase consideration of Assets and Assets Held for Sale [Line Items]
Pecentage of senior note		5.50%	5.50%
Delhi Jal Board16 M W Project [Member]
Purchase consideration of Assets and Assets Held for Sale [Line Items]
Percentage of remaining equity		51.00%	51.00%
Rooftop Subsidiaries [Member]
Purchase consideration of Assets and Assets Held for Sale [Line Items]
Impairment loss (in Rupees)					₨ 3,255
Green Bond Indentures [Member]
Purchase consideration of Assets and Assets Held for Sale [Line Items]
Ownership percentage		51.40%				51.40%
Rooftop Sale Agreement [Member]
Purchase consideration of Assets and Assets Held for Sale [Line Items]
Fair value of consideration		₨ 463				$ 6.1
Radiance [Member]
Purchase consideration of Assets and Assets Held for Sale [Line Items]
Percentage of equity return		10.50%	10.50%
Radiance [Member] | Delhi Jal Board16 M W Project [Member]
Purchase consideration of Assets and Assets Held for Sale [Line Items]
Percentage of ownership transferred		49.00%	49.00%
Radiance [Member] | Rooftop Sale Agreement [Member] | Rooftop Subsidiaries [Member] | Operating Capacity Of153 M W [Member]
Purchase consideration of Assets and Assets Held for Sale [Line Items]
Operating capacity (in Rupees)	₨ 5,350
Restricted Group Sale [Member]
Purchase consideration of Assets and Assets Held for Sale [Line Items]
Percentage of ownership transferred		48.60%	48.60%